Summary of Significant Accounting Policies - Summary of Financing Receivables (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified		1 Months Ended			1 Months Ended
	Dec. 31, 2011	Feb. 28, 2014 Teekay Tangguh Joint Venture [Member] Subsequent Events [Member]	Dec. 31, 2013 Teekay BLT Corporation [Member]	Dec. 31, 2012 Teekay BLT Corporation [Member]	Feb. 28, 2014 Teekay BLT Corporation [Member] Subsequent Events [Member]	Dec. 31, 2013 Teekay Tangguh Borrower LLC [Member] Teekay LNG [Member]	Dec. 31, 2013 Teekay Tangguh Borrower LLC [Member] Teekay Tangguh Joint Venture [Member]
Financing Receivable, Recorded Investment [Line Items]
Ownership percentage	49.00%					99.00%	70.00%
Loans to equity accounted investees and joint venture partners carrying value			$ 28.5	$ 24.0
Advances repaid					6.5
Additional amount repaid as part of settlement agreement					0.5
Dividends declared		69.5
Amount offset to total advances		$ 14.4